Income Taxes - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 0
Total deferred tax assets	754,457
Valuation allowance	(754,457)
Total Deferred tax assets	0
BFLY Operations Inc
Deferred tax assets
Net operating loss carryforward	83,058,000	$ 52,717,000
Tax Credits	6,582,000	5,271,000
Stock Compensation	4,088,000	2,346,000
Accruals & Reserves	7,293,000	1,785,000
Other	853,000	154,000
Total deferred tax assets	101,874,000	62,273,000
Valuation allowance	(101,773,000)	(62,157,000)
Total Deferred tax assets	101,000	116,000
Deferred tax liabilities
Depreciation	$ (101,000)	$ (116,000)